UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England           August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      12

Form 13F Information Table Value Total:   $855,658
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

----          -------------------               ------------------------------



                                                 FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2          COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                             TITLE                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS           CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE
--------------               --------           -----       -------   -------   --- ----  ----------  --------  ----  ------   ----
ACTIVISION BLIZZARD INC      COM                00507V109    49,254   4,695,332 SH        SOLE        NONE            4,695,332
APPLE INC                    COM                037833100   177,579     705,997 SH        SOLE        NONE              705,997
COCA COLA ENTERPRISES INC    COM                191219104    58,142   2,248,324 SH        SOLE        NONE            2,248,324
DIRECTV                      COM CL A           25490A101    64,438   1,899,715 SH        SOLE        NONE            1,899,715
DISCOVERY COMMUNICATNS NEW   COM SER C          25470F302    45,078   1,457,413 SH        SOLE        NONE            1,457,413
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD   465562106    15,377     850,000 SH        SOLE        NONE              850,000
LAUDER ESTEE COS INC         CL A               518439104    48,193     864,761 SH        SOLE        NONE              864,761
PARTNERRE LTD                COM                G6852T105   125,980   1,796,115 SH        SOLE        NONE            1,796,115
POLO RALPH LAUREN CORP       CL A               731572103    37,024     507,462 SH        SOLE        NONE              507,462
TOWERS WATSON & CO           CL A               891894107    52,373   1,348,090 SH        SOLE        NONE            1,348,090
VARIAN MED SYS INC           COM                92220P105    18,539     354,613 SH        SOLE        NONE              354,613
VISA INC                     COM CL A           92826C839   163,681   2,313,508 SH        SOLE        NONE            2,313,508



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